employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 4	$ 5	$ 8	$ 9
Other defined contribution pension plans	31	25	55	47
Total	$ 35	$ 30	$ 63	$ 56